UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported):
February 18, 2020

U.S. ROF IV 2017-1 Depositor LLC1
(Exact name of securitizer as specified in its charter)

Not Applicable	0001730950
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Dmitry Gasinsky, (312) 325-7744
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 U.S. ROF IV 2017-1 Depositor LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period for the U.S. Residential Opportunity Fund IV Trust 2017-1.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), U.S. ROF IV 2017-1 Depositor LLC, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the U.S. Residential Opportunity Fund IV Trust 2017-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was October 29, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

U.S. ROF IV 2017-1 Depositor LLC (Securitizer)

/s/ Dmitry Gasinsky
Dmitry Gasinsky
Dated: February 18, 2020	Managing Director